Related Party Transactions - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 3,608	$ 7,301
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Sales-based royalties from related parties	138	136
Purchases from related parties	26	219
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	3,045	4,938
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	337	846
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	199	1,236
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1	52
GenScript Probio USA Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	0	8
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 0	$ 2